RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 303,065	$ 179,684
Restricted cash, current (Note 22)	19,366	0
Trade receivables, less allowance for doubtful accounts of $401 and $210	8,006	13,081
Other receivables	13,267	11,539
Inventory (Note 16)	30,879	29,191
Prepaid logging roads	6,465	8,944
Prepaid expenses	3,101	2,852
Assets held for sale (excluding discontinued operations) (Note 23)	5,371	1,021
Other current assets	53	7,014
Current assets of discontinued operations (Note 2)	47,320	63,632
Total current assets	436,893	316,958
TIMBER AND TIMBERLANDS, NET OF DEPLETION AND AMORTIZATION	2,384,345	2,619,196
HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS (NOTE 15)	109,610	105,595
PROPERTY, PLANT AND EQUIPMENT
Land	5,581	6,453
Buildings	24,493	29,379
Machinery and equipment	4,876	6,332
Construction in progress	779	1,841
Total property, plant and equipment, gross	35,729	44,005
Less—accumulated depreciation	(18,297)	(18,166)
Total property, plant and equipment, net	17,432	25,839
RESTRICTED CASH, NON-CURRENT (NOTE 22)	676	678
RIGHT-OF-USE ASSETS (NOTE 17)	18,588	22,046
OTHER ASSETS (NOTE 24)	78,276	71,875
TOTAL ASSETS	3,474,419	3,647,585
CURRENT LIABILITIES
Accounts payable	16,914	15,359
Accrued taxes	1,840	3,046
Accrued payroll and benefits	15,260	12,962
Accrued interest	5,228	7,094
Pension and other postretirement benefits (Note 19)	57	8,444
Deferred revenue	20,902	19,012
Other current liabilities	9,359	17,489
Total current liabilities	388,710	140,277
LONG-TERM DEBT, NET (NOTE 8)	1,044,410	1,293,064
PENSION AND OTHER POSTRETIREMENT BENEFITS, NON-CURRENT (NOTE 19)	1,349	1,441
LONG-TERM LEASE LIABILITY (NOTE 17)	16,260	19,600
LONG-TERM DEFERRED REVENUE	10,697	11,294
OTHER NON-CURRENT LIABILITIES	9,776	10,807
COMMITMENTS AND CONTINGENCIES (NOTES 11 and 12)
NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP (NOTE 6)	51,843	81,651
CAPITAL
Accumulated other comprehensive (loss) income (Note 25)	(10,429)	24,651
TOTAL LIABILITIES, NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP AND SHAREHOLDERS’ EQUITY	3,474,419	3,647,585
NON-CURRENT ASSETS OF DISCONTINUED OPERATIONS (NOTE 2)	428,599	485,398
Total current liabilities	47,335	26,723
NON-CURRENT LIABILITIES OF DISCONTINUED OPERATIONS (NOTE 2)	170,841	211,849
Rayonier Limited Partnership
CURRENT ASSETS
Cash and cash equivalents	303,065	179,684
Restricted cash, current (Note 22)	19,366	0
Trade receivables, less allowance for doubtful accounts of $401 and $210	8,006	13,081
Other receivables	13,267	11,539
Inventory (Note 16)	30,879	29,191
Prepaid logging roads	6,465	8,944
Prepaid expenses	3,101	2,852
Assets held for sale (excluding discontinued operations) (Note 23)	5,371	1,021
Other current assets	53	7,014
Current assets of discontinued operations (Note 2)	47,320	63,632
Total current assets	436,893	316,958
TIMBER AND TIMBERLANDS, NET OF DEPLETION AND AMORTIZATION	2,384,345	2,619,196
HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS (NOTE 15)	109,610	105,595
PROPERTY, PLANT AND EQUIPMENT
Land	5,581	6,453
Buildings	24,493	29,379
Machinery and equipment	4,876	6,332
Construction in progress	779	1,841
Total property, plant and equipment, gross	35,729	44,005
Less—accumulated depreciation	(18,297)	(18,166)
Total property, plant and equipment, net	17,432	25,839
RESTRICTED CASH, NON-CURRENT (NOTE 22)	676	678
RIGHT-OF-USE ASSETS (NOTE 17)	18,588	22,046
OTHER ASSETS (NOTE 24)	78,276	71,875
TOTAL ASSETS	3,474,419	3,647,585
CURRENT LIABILITIES
Accounts payable	16,914	15,359
Accrued taxes	1,840	3,046
Accrued payroll and benefits	15,260	12,962
Accrued interest	5,228	7,094
Pension and other postretirement benefits (Note 19)	57	8,444
Distribution payable	271,815	30,148
Deferred revenue	20,902	19,012
Other current liabilities	9,359	17,489
Total current liabilities	388,710	140,277
LONG-TERM DEBT, NET (NOTE 8)	1,044,410	1,293,064
PENSION AND OTHER POSTRETIREMENT BENEFITS, NON-CURRENT (NOTE 19)	1,349	1,441
LONG-TERM LEASE LIABILITY (NOTE 17)	16,260	19,600
LONG-TERM DEFERRED REVENUE	10,697	11,294
OTHER NON-CURRENT LIABILITIES	9,776	10,807
NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP (NOTE 6)	51,843	81,651
CAPITAL
General partners’ capital	17,772	18,325
Limited partners’ capital	1,759,405	1,814,193
Accumulated other comprehensive (loss) income (Note 25)	(7,865)	28,018
TOTAL CONTROLLING INTEREST CAPITAL	1,769,312	1,860,536
Noncontrolling interests in consolidated affiliates	11,221	17,066
TOTAL CAPITAL	1,780,533	1,877,602
TOTAL LIABILITIES, NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP AND SHAREHOLDERS’ EQUITY	3,474,419	3,647,585
NON-CURRENT ASSETS OF DISCONTINUED OPERATIONS (NOTE 2)	428,599	485,398
Total current liabilities	47,335	26,723
NON-CURRENT LIABILITIES OF DISCONTINUED OPERATIONS (NOTE 2)	$ 170,841	$ 211,849